Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Variable Portfolio – Conservative Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 7	0.13% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
Net Assets	$ 801,449,590
Holdings Count | Holdings	38
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 801,449,590
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.7%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	2.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.7%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	2.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%

Variable Portfolio – Conservative Portfolio - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 19	0.38% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 801,449,590
Holdings Count | Holdings	38
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 801,449,590
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.7%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	2.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.7%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	2.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%

Variable Portfolio – Conservative Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Conservative Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Conservative Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 19	0.38% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 801,449,590
Holdings Count | Holdings	38
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 801,449,590
Total number of portfolio holdings	38
Portfolio turnover for the reporting period	5%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.7%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	2.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	20.7%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	15.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	12.6%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	10.0%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	5.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	4.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	3.7%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares	2.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	2.3%

Variable Portfolio – Moderately Conservative Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 7	0.14% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 1,986,713,937
Holdings Count | Holdings	43
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,986,713,937
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.8%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.8%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.6%

Variable Portfolio – Moderately Conservative Portfolio - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 20	0.39% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 1,986,713,937
Holdings Count | Holdings	43
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,986,713,937
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.8%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.8%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.6%

Variable Portfolio – Moderately Conservative Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Conservative Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Conservative Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 20	0.39% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 1,986,713,937
Holdings Count | Holdings	43
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,986,713,937
Total number of portfolio holdings	43
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.8%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	14.6%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	12.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9.3%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	9.1%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	5.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	4.5%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	3.2%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	2.8%
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2.6%

Variable Portfolio – Moderate Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 6	0.12% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 13,669,265,928
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 13,669,265,928
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.4%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.4%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%

Variable Portfolio – Moderate Portfolio - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 19	0.37% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 13,669,265,928
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 13,669,265,928
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.4%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.4%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%

Variable Portfolio – Moderate Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderate Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderate Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 19	0.37% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 13,669,265,928
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 13,669,265,928
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	3%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.4%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	11.0%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	9.2%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	8.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	7.2%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	4.3%
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	3.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.4%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	3.4%

Variable Portfolio – Moderately Aggressive Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 6	0.12% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 5,983,790,640
Holdings Count | Holdings	45
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,983,790,640
Total number of portfolio holdings	45
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	3.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	3.7%

Variable Portfolio – Moderately Aggressive Portfolio - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 19	0.37% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 5,983,790,640
Holdings Count | Holdings	45
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,983,790,640
Total number of portfolio holdings	45
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	3.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	3.7%

Variable Portfolio – Moderately Aggressive Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Moderately Aggressive Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Moderately Aggressive Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 19	0.37% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 5,983,790,640
Holdings Count | Holdings	45
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,983,790,640
Total number of portfolio holdings	45
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	3.7%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.0%
CTIVP ® – American Century Diversified Bond Fund, Class 1 Shares	6.9%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.8%
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares	6.1%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	5.8%
CTIVP ® – TCW Core Plus Bond Fund, Class 1 Shares	5.0%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	4.9%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	3.8%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	3.7%

Variable Portfolio – Aggressive Portfolio - Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 6	0.11% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[1]
Net Assets	$ 2,470,776,861
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,470,776,861
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.9%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.0%
CTIVP ® – Principal Large Cap Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.9%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.0%
CTIVP ® – Principal Large Cap Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%

Variable Portfolio – Aggressive Portfolio - Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 19	0.36% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 2,470,776,861
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,470,776,861
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.9%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.0%
CTIVP ® – Principal Large Cap Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.9%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.0%
CTIVP ® – Principal Large Cap Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%

Variable Portfolio – Aggressive Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Aggressive Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Variable Portfolio – Aggressive Portfolio (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting
period
?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 4	$ 19	0.36% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 2,470,776,861
Holdings Count | Holdings	44
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 2,470,776,861
Total number of portfolio holdings	44
Portfolio turnover for the reporting period	4%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.9%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.0%
CTIVP ® – Principal Large Cap Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares	8.6%
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	7.1%
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares	6.9%
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares	6.2%
CTIVP ® – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	5.4%
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares	5.4%
Variable Portfolio – Partners International Value Fund, Class 1 Shares	5.0%
CTIVP ® – Principal Large Cap Growth Fund, Class 1 Shares	4.7%
Variable Portfolio – Partners International Growth Fund, Class 1 Shares	4.6%

[1]	Annualized.